The Company and Summary of Significant Accounting Policies - Schedule of Activity in the Warranty Accrual (Details) - Photomedex, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accrual at beginning of year	$ 330	$ 529
Additions charged to warranty expense	56	130
Expiring warranties	(293)	(329)
Claims satisfied
Total	93	330
Less: current portion	(93)	(330)
Long term accrued warranty	$ 0	$ 0